PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4—PROPERTY AND EQUIPMENT, NET:

Property and equipment, net, consisted of the following (in thousands):

	September 30, 2015	September 30, 2014
Land	$45,534	$65,485
Land improvements	97,838	97,146
Buildings and improvements	1,733,924	1,734,673
Furniture and equipment	555,884	547,719
Construction in process	11,386	8,011

Subtotal	2,444,566	2,453,034
Less: accumulated depreciation	(1,092,511)	(1,028,966)

Total property and equipment, net	$1,352,055	$1,424,068

Depreciation expense totaled $77.0 million, $79.6 million and $79.8 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively. The Authority did not recognize any capitalized interest for the fiscal year ended September 30, 2015. Capitalized interest totaled $735,000 and $2.0 million for the fiscal years ended September 30, 2014 and 2013, respectively.

In September 2008, the Authority suspended certain elements of its Project Horizon expansion due to a slowdown in business volumes and uncertainties in the financial markets. Costs incurred on the suspended elements related to excavation and foundation work for a planned podium and new hotel tower, as well as professional fees for design and architectural work.

During its fourth quarter ended September 30, 2014, the Authority further re-evaluated its plans with respect to the development of the new hotel element of the project, which then included a hotel to be developed and owned by an instrumentality of the Tribe, as well as a third-party developed and owned retail center, and, based on new design plans, including the final location of the planned hotel, determined that certain design and earthwork related assets did not have any future benefit to the Authority. Accordingly, the Authority recognized a related $5.0 million impairment charge, which was recorded in the accompanying consolidated statement of loss for the fiscal year ended September 30, 2014.

In March 2015, the MTFA agreed to develop the planned hotel. The Authority received approximately $1.3 million as payment for the carrying value of the remaining hotel related assets which were transferred to MTFA. Concurrent with this transaction, the Authority re-evaluated the planned third-party developed and owned retail center, including master planning costs, and determined that these elements of the project were no longer feasible. Accordingly, the related assets did not have any future benefit to the Authority, and, during its second quarter ended March 31, 2015, the Authority recognized a related $2.5 million impairment charge, which was recorded in the accompanying consolidated statement of income for the fiscal year ended September 30, 2015. There are no assets remaining related to the suspended elements of Project Horizon.